Related Party Transactions and Balances	6 Months Ended
Jun. 30, 2021
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS AND BALANCES
13.	RELATED PARTY TRANSACTIONS AND BALANCES

1)	Transactions with related parties

There was no related party transaction during the six months ended June 30, 2021.

During the six months ended June 30, 2020, the Company advanced a loan of $0.09 million to a shareholder, Yuan Shen. The loan is interest free and due on demand as of December 31, 2020. The Company has agreed to offset this loan with the other related party balance due to this same shareholder subsequent to yearend. (Refer to Note 18.2) below for balance due to this related party.

2)	Balances with related parties

As of June 30, 2021, the balance of due from related parties of $0.11 million consisted of various advances due on open account and non-interest bearing to various shareholders.

As of June 30,2021, the balance of due to related parties of $0.28 million is due to the shareholder, Yuan Shen, who advanced funds from time to time to support the Company’s holding companies’ operations. The balance is interest free and due on demand.

As of December 31, 2020, the balance of due from related parties of $0.09 million consisted of various advances due on open account and non-interest bearing to various shareholders.

As of December 31, 2020, the balance of due to related parties of $0.28 million is due to the shareholder, Yuan Shen, who advanced funds from time to time to support the Company’s holding companies’ operations. The balance is interest free and due on demand.